Document and Entity Information	Jan. 22, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 22, 2023
Entity File Number	001-40058
Entity Registrant Name	Rosecliff Acquisition Corp I
Entity Central Index Key	0001833498
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3987148
Entity Address, Address Line One	767 Fifth Avenue 34th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10153
City Area Code	212
Local Phone Number	492-3000
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Trading Symbol	RCLFU
Security Exchange Name	NASDAQ
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	RCLF
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A common stock at an exercise price of $11.50 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A common stock at an exercise price of $11.50
Trading Symbol	RCLFW
Security Exchange Name	NASDAQ